Virtus Variable Insurance Trust

One Financial Plaza

Hartford, CT 06103

May 1, 2019

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Variable Insurance Trust

1933 Act/Rule 497(j)

File No. 033-05033 and 811-04642

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on April 22, 2019, and effective April 30, 2019.

Please contact Ann Flood at (860) 263-4746, or the undersigned at (860) 263-4790 if you have any questions concerning this filing.

Sincerely,

/s/ Jennifer Fromm

Jennifer Fromm

cc: Ann Flood